American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
July 31, 2025

Ultra Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.5%
Howmet Aerospace, Inc.	757,000	136,085,890
Automobiles — 3.6%
Ferrari NV	178,000	78,923,420
Tesla, Inc.(1)	2,792,000	860,689,840
		939,613,260
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.(1)	747,000	293,003,280
Regeneron Pharmaceuticals, Inc.	294,000	160,365,240
		453,368,520
Broadline Retail — 7.6%
Amazon.com, Inc.(1)	8,534,000	1,997,894,740
Building Products — 0.7%
Advanced Drainage Systems, Inc.	901,000	103,389,750
Johnson Controls International PLC	826,000	86,730,000
		190,119,750
Capital Markets — 2.5%
Interactive Brokers Group, Inc., Class A	3,740,000	245,194,400
MSCI, Inc.	451,000	253,173,360
Tradeweb Markets, Inc., Class A	1,239,000	171,663,450
		670,031,210
Chemicals — 0.9%
Ecolab, Inc.	858,000	224,590,080
Commercial Services and Supplies — 0.5%
Cintas Corp.	300,000	66,765,000
Copart, Inc.(1)	1,557,000	70,578,810
		137,343,810
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	622,000	584,456,080
Electrical Equipment — 1.3%
Acuity, Inc.	530,000	165,015,500
Vertiv Holdings Co., Class A	1,258,000	183,164,800
		348,180,300
Electronic Equipment, Instruments and Components — 0.2%
Keyence Corp.	172,000	62,217,785
Entertainment — 3.3%
Netflix, Inc.(1)	761,000	882,303,400
Financial Services — 5.0%
Mastercard, Inc., Class A	1,926,827	1,091,489,691
Visa, Inc., Class A	674,000	232,846,780
		1,324,336,471
Health Care Equipment and Supplies — 3.3%
Dexcom, Inc.(1)	785,000	63,404,450
IDEXX Laboratories, Inc.(1)	278,000	148,538,180
Insulet Corp.(1)	623,000	179,673,200
Intuitive Surgical, Inc.(1)	968,613	465,990,028
		857,605,858
Health Care Providers and Services — 0.2%
UnitedHealth Group, Inc.	170,000	42,425,200

Hotels, Restaurants and Leisure — 2.9%
Booking Holdings, Inc.	35,000	192,642,100
Chipotle Mexican Grill, Inc.(1)	6,777,000	290,597,760
Wingstop, Inc.	764,000	288,287,760
		771,527,620
Insurance — 0.3%
Arthur J Gallagher & Co.	235,000	67,503,750
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A	5,765,580	1,106,414,802
Alphabet, Inc., Class C	5,040,000	972,014,400
Meta Platforms, Inc., Class A	1,308,000	1,011,659,520
		3,090,088,722
IT Services — 1.8%
Cloudflare, Inc., Class A(1)	905,000	187,950,400
Gartner, Inc.(1)	229,000	77,550,850
Okta, Inc.(1)	1,328,000	129,878,400
Snowflake, Inc., Class A(1)	314,000	70,179,000
		465,558,650
Machinery — 0.9%
Donaldson Co., Inc.	889,000	63,981,330
Nordson Corp.	228,000	48,839,880
Westinghouse Air Brake Technologies Corp.	705,000	135,395,250
		248,216,460
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,331,000	159,746,620
Pharmaceuticals — 1.1%
Eli Lilly & Co.	372,000	275,306,040
Semiconductors and Semiconductor Equipment — 21.5%
Analog Devices, Inc.	1,246,000	279,888,980
Applied Materials, Inc.	2,170,000	390,730,200
ASML Holding NV	281,000	194,753,488
Broadcom, Inc.	1,721,000	505,457,700
NVIDIA Corp.	24,183,000	4,301,430,210
		5,672,260,578
Software — 17.5%
Datadog, Inc., Class A(1)	1,506,000	210,809,880
Docusign, Inc.(1)	2,315,000	175,106,600
Dynatrace, Inc.(1)	4,027,000	211,860,470
Fair Isaac Corp.(1)	225,000	323,262,000
Microsoft Corp.	3,909,000	2,085,451,500
Oracle Corp.	1,583,000	401,717,910
Palantir Technologies, Inc., Class A(1)	570,000	90,259,500
Salesforce, Inc.	1,108,000	286,229,640
Synopsys, Inc.(1)	467,000	295,830,490
Workday, Inc., Class A(1)	661,000	151,620,180
Zscaler, Inc.(1)	1,362,000	388,932,720
		4,621,080,890
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	9,882,045	2,051,216,081
Textiles, Apparel and Luxury Goods — 0.3%
Lululemon Athletica, Inc.(1)	415,000	83,219,950
TOTAL COMMON STOCKS (Cost $7,393,968,141)		26,356,297,715

RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	123,158	123,158
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $6,328,760), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $6,212,483)		6,211,738
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $55,947,120), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $54,856,628)		54,850,000
		61,061,738
TOTAL SHORT-TERM INVESTMENTS (Cost $61,184,896)		61,184,896
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,455,440,004)		26,417,769,578
OTHER ASSETS AND LIABILITIES — (0.1)%		(18,633,772)
TOTAL NET ASSETS — 100.0%		$26,399,135,806

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,937,810,000	USD	13,593,554	Morgan Stanley & Co. LLC	9/26/25	$(667,294)
JPY	302,806,000	USD	2,032,642	Morgan Stanley & Co. LLC	9/26/25	(12,760)
USD	36,420,207	JPY	5,309,010,000	Morgan Stanley & Co. LLC	9/26/25	1,006,187
USD	1,487,905	JPY	218,526,000	Morgan Stanley & Co. LLC	9/26/25	30,216
						$356,349

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,099,326,442	$256,971,273	—
Rights	286,967	—	—
Short-Term Investments	123,158	61,061,738	—
	$26,099,736,567	$318,033,011	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,036,403	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$680,054	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.